Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Property and Equipment, Schedule of Useful Lives
Depreciation and amortization are computed using the straight-line method over the lesser of the remaining lease term or the following estimated useful lives:

Buildings and improvements	5-30 years
Transportation fleet equipment	3-8 years
Software	3 years
Furniture, fixtures and equipment	3-5 years
The following table summarizes property and equipment, net as of December 31, 2017 and 2016 (in thousands):

	December 31,
	2017	2016
Land and site improvements	$11,656	$9,355
Buildings and improvements	60,804	14,750
Transportation fleet	39,153	16,520
Software	21,009	10,065
Furniture, fixtures and equipment	12,239	3,704
Total property and equipment excluding construction in progress	144,861	54,394
Less: accumulated depreciation and amortization	(20,453)	(9,752)
Property and equipment excluding construction in progress, net	124,408	44,642
Construction in progress	24,273	15,950
Property and equipment, net	$148,681	$60,592